Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	111 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000120605
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	16.36%	8.93%		7.06%
C000120608
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	11.17%	7.72%		6.33%
C000120609
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	14.12%	7.85%		5.99%
C000120610
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	16.37%	8.97%		7.11%
C000133671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	15.58%	10.96%		11.99%
C000133672
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	10.38%	9.73%		11.23%
C000133673
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	13.44%	9.85%		10.88%
C000133674
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	15.52%	10.91%		11.98%
C000133677
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Average Annual Return, Percent	15.61%	10.99%		12.01%
C000141783
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
Average Annual Return, Percent	(3.33%)	0.26%	2.53%
C000141785
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	(7.77%)	(0.86%)	1.80%
C000141786
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(5.29%)	(0.75%)	1.52%
Without Sales Load [Member] | C000120605
Average Annual Return [Line Items]
Average Annual Return, Percent	16.36%	8.93%		7.06%
Without Sales Load [Member] | C000120608
Average Annual Return [Line Items]
Average Annual Return, Percent	16.11%	8.67%		6.79%
Without Sales Load [Member] | C000120609
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%	7.85%		5.99%
Without Sales Load [Member] | C000120610
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%	8.97%		7.11%
Without Sales Load [Member] | C000133671
Average Annual Return [Line Items]
Average Annual Return, Percent	15.58%	10.96%		11.99%
Without Sales Load [Member] | C000133672
Average Annual Return [Line Items]
Average Annual Return, Percent	15.30%	10.69%		11.71%
Without Sales Load [Member] | C000133673
Average Annual Return [Line Items]
Average Annual Return, Percent	14.44%	9.85%		10.88%
Without Sales Load [Member] | C000133674
Average Annual Return [Line Items]
Average Annual Return, Percent	15.52%	10.91%		11.98%
Without Sales Load [Member] | C000133677
Average Annual Return [Line Items]
Average Annual Return, Percent	15.61%	10.99%		12.01%
Without Sales Load [Member] | C000141783
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.33%)	0.26%	2.53%
Without Sales Load [Member] | C000141785
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.65%)	0.00%	2.28%
Without Sales Load [Member] | C000141786
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.34%)	(0.75%)	1.52%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	24.56%	15.05%		12.86%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.54%	6.46%	4.93%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.54%	6.46%	4.93%
AllianceBernstein Index: MSCI EAFE Index (net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Average Annual Return, Percent	11.54%	6.46%	4.93%